Share-Based Compensation - Summary of Compensation Expense by Plan (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units Granted		1,482,829
Units Outstanding	9,044,237	17,170,654	19,470,014
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units Granted	1,875,162
Units Outstanding	9,044,237
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units Granted	619,799
Units Outstanding	1,752,281
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units Granted	437,474
Units Outstanding	889,005
Director Deferred Share Units (DSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units Granted	61,062
Units Outstanding	456,848
Stock Appreciation Rights (SARs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units Outstanding	2,388,402